Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000234952 | 393657101 | Greenbrier Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000234952 | G5960L103 | Medtronic PLC
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000234952 | 871829107 | Sysco Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234952 | 867224107 | Suncor Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234952 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234952 | 343498101 | Flowers Foods, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234952 | 855244109 | Starbucks Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000234952 | 31620M106 | Fidelity National Information Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000234952 | 500754106 | Kraft Heinz Co. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234952 | 446413106 | Huntington Ingalls Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234952 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000234952 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234952 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000234952 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234952 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234952 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000234952 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000234952 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000234952 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000234952 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000234952 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000234952 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000234952 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000234953 | 393657101 | Greenbrier Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000234953 | G5960L103 | Medtronic PLC
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000234953 | 871829107 | Sysco Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234953 | 867224107 | Suncor Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234953 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234953 | 343498101 | Flowers Foods, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234953 | 855244109 | Starbucks Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000234953 | 31620M106 | Fidelity National Information Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000234953 | 500754106 | Kraft Heinz Co. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234953 | 446413106 | Huntington Ingalls Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234953 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000234953 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234953 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000234953 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234953 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234953 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000234953 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000234953 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000234953 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000234953 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000234953 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000234953 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000234953 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000221920 | BLLHKZ1 | WH Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000221920 | 011532108 | Alamos Gold, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000221920 | 7110388 | Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000221920 | 5889505 | Infineon Technologies AG
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000221920 | 2314000 | Empire Co., Ltd., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000221920 | 0797379 | Serco Group PLC
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000221920 | 6230845 | United Tractors Tbk PT
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221920 | BP4JH17 | Johnson Electric Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221920 | 226718104 | Criteo S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221920 | BXDZ9Q1 | Svenska Handelsbanken AB, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000221920 | Panama
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000221920 | Slovenia
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000221920 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000221920 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000221920 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000221920 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221920 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000221920 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000221920 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000221920 | Austria
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000221920 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000221920 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000221920 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000221920 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000221920 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000221920 | France
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000221920 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000221920 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000221920 | Canada
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000221920 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000221920 | Materials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000221920 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000221920 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000221920 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000221920 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000221920 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000221920 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000221920 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000221920 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000221919 | BLLHKZ1 | WH Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000221919 | 011532108 | Alamos Gold, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000221919 | 7110388 | Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000221919 | 5889505 | Infineon Technologies AG
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000221919 | 2314000 | Empire Co., Ltd., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000221919 | 0797379 | Serco Group PLC
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000221919 | 6230845 | United Tractors Tbk PT
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221919 | BP4JH17 | Johnson Electric Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221919 | 226718104 | Criteo S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221919 | BXDZ9Q1 | Svenska Handelsbanken AB, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000221919 | Panama
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000221919 | Slovenia
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000221919 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000221919 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000221919 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000221919 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221919 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000221919 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000221919 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000221919 | Austria
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000221919 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000221919 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000221919 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000221919 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000221919 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000221919 | France
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000221919 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000221919 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000221919 | Canada
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000221919 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000221919 | Materials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000221919 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000221919 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000221919 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000221919 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000221919 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000221919 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000221919 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000221919 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000221922 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000221922 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000221922 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000221922 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000221922 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000221922 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000221922 | 88579Y101 | 3M Co.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000221922 | 595017104 | Microchip Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000221922 | 445658107 | JB Hunt Transport Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000221922 | 79466L302 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000221922 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000221922 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221922 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000221922 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000221922 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000221922 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000221922 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000221922 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000221922 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000221922 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000221922 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000221921 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000221921 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000221921 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000221921 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000221921 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000221921 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000221921 | 88579Y101 | 3M Co.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000221921 | 595017104 | Microchip Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000221921 | 445658107 | JB Hunt Transport Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000221921 | 79466L302 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000221921 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000221921 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221921 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000221921 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000221921 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000221921 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000221921 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000221921 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000221921 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000221921 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000221921 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000246925 | 91282CLB5 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000246925 | 91282CLG4 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000246925 | 750236AY7 | Radian Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246925 | 29669JAA7 | Essent Group, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246925 | 911365BQ6 | United Rentals North America, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246925 | 41283LBB0 | Harley-Davidson Financial Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246925 | 085770AB1 | Berry Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246925 | 69346VAA7 | Performance Food Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246925 | 912797LT2 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246925 | 45780RAA9 | Installed Building Products, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246925 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000246925 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000246925 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000246925 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000246925 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246925 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000246925 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000246925 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000246925 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000246925 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000246925 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000246925 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000246925 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000246925 | Agency
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000246926 | 91282CLB5 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000246926 | 91282CLG4 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000246926 | 750236AY7 | Radian Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246926 | 29669JAA7 | Essent Group, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246926 | 911365BQ6 | United Rentals North America, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246926 | 41283LBB0 | Harley-Davidson Financial Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246926 | 085770AB1 | Berry Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246926 | 69346VAA7 | Performance Food Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246926 | 912797LT2 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246926 | 45780RAA9 | Installed Building Products, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246926 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000246926 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000246926 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000246926 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000246926 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246926 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000246926 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000246926 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000246926 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000246926 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000246926 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000246926 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000246926 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000246926 | Agency
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000221924 | 393657101 | Greenbrier Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000221924 | 497266106 | Kirby Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000221924 | 443320106 | Hub Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000221924 | 384637104 | Graham Holdings Co., Class B
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000221924 | 03820C105 | Applied Industrial Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000221924 | 75281A109 | Range Resources Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000221924 | 191098102 | Coca-Cola Consolidated, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000221924 | G0692U109 | Axis Capital Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000221924 | 71377A103 | Performance Food Group Co.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000221924 | 811543107 | Seaboard Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000221924 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000221924 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000221924 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000221924 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000221924 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000221924 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000221924 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000221924 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000221924 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000221924 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000221923 | 393657101 | Greenbrier Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000221923 | 497266106 | Kirby Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000221923 | 443320106 | Hub Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000221923 | 384637104 | Graham Holdings Co., Class B
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000221923 | 03820C105 | Applied Industrial Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000221923 | 75281A109 | Range Resources Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000221923 | 191098102 | Coca-Cola Consolidated, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000221923 | G0692U109 | Axis Capital Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000221923 | 71377A103 | Performance Food Group Co.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000221923 | 811543107 | Seaboard Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000221923 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000221923 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000221923 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000221923 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000221923 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000221923 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000221923 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000221923 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000221923 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000221923 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.90%